Income taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate) (Detail) - Japanese Tax Authority	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	30.90%	30.90%	31.10%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.40%	0.40%	0.40%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.00%	1.20%	1.10%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	1.70%	3.10%	3.80%
Valuation allowance	0.50%	0.20%	(2.00%)
Tax credits	(4.90%)	(5.30%)	(4.30%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.70%)	(2.30%)	(1.50%)
Unrecognized tax benefits adjustments	(0.40%)	(0.10%)	0.20%
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.00%	0.00%	0.00%
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	0	0	(9.5)
Other	0.30%	0.80%	(0.10%)
Effective income tax rate	26.80%	28.90%	19.20%